Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	497
Period End Date	dei_DocumentPeriodEndDate	Nov. 30, 2020
Registrant Name	dei_EntityRegistrantName	FEDERATED HERMES EQUITY FUNDS
CIK	dei_EntityCentralIndexKey	0000745968
Amendment Flag	dei_AmendmentFlag	false
Document Created Date	dei_DocumentCreationDate	Nov. 30, 2020
Effective Date	dei_DocumentEffectiveDate	Nov. 30, 2020
Prospectus Date	rr_ProspectusDate	Dec. 31, 2020
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Federated Hermes Kaufmann Fund | A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	KAUAX
Federated Hermes Kaufmann Fund | B
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	KAUBX
Federated Hermes Kaufmann Fund | C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	KAUCX
Federated Hermes Kaufmann Fund | R
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	KAUFX
Federated Hermes Kaufmann Fund | IS
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	KAUIX